OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
--------------------------------------------------------

Two Portland Square, Portland, Maine 04101

Shareholder Inquiries
                                                                       [LOGO]
   Forum Shareholder Services, LLC
   P.O. Box 446, Portland, Maine 04112
   (207)879-0001  (800)625-4255
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SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

September 30, 1998

Dear Fellow Shareholder:

The quarter ending September 30, 1998 was one of the most challenging and difficult your managers at Oak Hall can recall. The Russell 2000 Index of small capitalization stocks was down 20.24% during the quarter with many of the stocks in the Index down 40 - 50%. The Oak Hall Small Cap Contrarian Fund was down 25.18% during the quarter due in some small part to the fact that we had a strong first half of the year and were thus vulnerable to the profit-taking that ran rampant over the summer. The old adage of fear replacing greed as the psychological underpinning of the equity market was never so apparent as it was during the July - September period. The only positive signs were that the month of September saw the Fund's net asset value increase more than 5% and long-term interest rates fell below 5%, which we believe is very bullish for long-term investing prospects. The six month total return for Oak Hall Small Cap Contrarian Fund is down 25.36% versus the Russell 2000 which is down 23.89%. The Fund's 1-year, 5-year and since inception (June 30, 1992) average annual total return for the period ending September 30, 1998 is -15.13%, 5.79% and 10.15%, respectively, compared to the Russell 2000 which had average annual total returns of -18.89%, 8.60% and 11.94%, respectively*.

The Fund was relatively quiet during the quarter with only a few additions and deletions. We sold Vanguard Cellular because it exceeded our price expectations substantially; we sold Ceanic Corp. because it was taken over by a foreign competitor and we sold Weider Nutrition because there was a substantial negative change in the fundamentals. On the acquisition side we bought Cavalier Homes, a manufactured housing builder; Belden, a sophisticated wire and cable manufacturer; Pier One, a home furnishing retailer and Newpark Resources, an oil field services company. These four stocks totaled 9.26% of the portfolio as of September 30, 1998. Each of these new positions have solid fundamentals, although the stock prices are down substantially from their highs. This is Oak Hall's style of investing, and as you can imagine, we are now confronted with an inordinately high number of new investment ideas due to the correction that has occurred in the broad market.

As for our current investment outlook, most of the macro issues are well documented, including the financial problems in the Pacific Rim and especially in Japan, the spreading risk in Latin America and of course the never-ending problems surrounding the President. Lost in the media frenzy is the simple fact that corporate earnings are slowing from the unsustainable levels of the last few years but still should grow at about a 5% rate, which is nothing to be ashamed of. In the small capitalization area, which has been devastated relative to the larger capitalization indices such as the Dow Jones Industrials and the S&P 500 averages, earnings growth will likely be substantially higher than the more modest levels of the larger companies.

We at Oak Hall think it is very important to point out that there are many positive signs that are presently being ignored. Long-term interest rates are at 30-year lows. Inflation is still very benign and we believe talk of deflation is untimely and often misinformed. Small cap stocks are at historic discounts to large cap and represent, in many cases, extraordinary values. We remain very optimistic about the future and intend to take full advantage of the exceptional investment options that recent market tumult has generated.

Edward M. Cimilluca, Portfolio Manager
John Morosani, Portfolio Manager
Oak Hall Capital Advisors, Inc.

* PAST PERFORMANCE IS NOT GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DURING THIS PERIOD SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. THE RUSSELL 2000 IS A CAPITALIZATION WEIGHTED INDEX OF 2000 SMALL CAPITALIZATION U.S. COMPANIES. THE RUSSELL 2000 IS NOT A MANAGED PORTFOLIO IN WHICH SHAREHOLDERS MAY INVEST.
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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1998

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
                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
COMMON STOCK (94.6%)
APPAREL & ACCESSORY STORES (9.1%)
              11,200 Claire's Stores, Inc........................................ $   201,600
               4,800 Footstar, Inc.(a)...........................................     108,900
               8,600 Gadzooks, Inc.(a)...........................................      79,012
                                                                                  -----------
                                                                                      389,512
                                                                                  -----------
AUTOMOTIVE RETAIL (2.7%)
              10,800 LoJack Corp.(a).............................................     116,100
                                                                                  -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
 OPERATIVE BUILDERS (7.6%)
              16,300 Cavalier Homes, Inc.........................................     151,794
               7,500 Champion Enterprises, Inc.(a)...............................     174,375
                                                                                  -----------
                                                                                      326,169
                                                                                  -----------
BUSINESS SERVICES (6.5%)
               5,300 ADVO, Inc.(a)...............................................     129,519
               6,700 Harte-Hanks, Inc............................................     149,912
                                                                                  -----------
                                                                                      279,431
                                                                                  -----------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS (5.1%)
               5,000 Comfort Systems USA, Inc.(a)................................     100,625
               7,900 Watsco, Inc.................................................     118,500
                                                                                  -----------
                                                                                      219,125
                                                                                  -----------
DEPOSITORY INSTITUTIONS (2.0%)
               2,000 Astoria Financial Corp......................................      84,250
                                                                                  -----------
EATING & DRINKING PLACES (5.8%)
               5,200 Outback Steakhouse, Inc.(a).................................     137,150
              10,300 RARE Hospitality International, Inc.(a).....................     110,725
                                                                                  -----------
                                                                                      247,875
                                                                                  -----------
ELECTRONIC & COMPUTER RELATED EQUIPMENT (1.6%)
               5,485 Vishay Intertechnology, Inc.(a).............................      66,163
                                                                                  -----------
HEALTH SERVICES (8.4%)
              14,100 American Oncology Resources, Inc.(a)........................     142,763
              18,500 Physician Reliance Network, Inc.(a).........................     217,375
                                                                                  -----------
                                                                                      360,138
                                                                                  -----------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT
 STORES (4.1%)
              20,000 Bombay Co., Inc.(a)......................................... $   106,250
               9,400 Pier 1 Imports, Inc.........................................      70,500
                                                                                  -----------
                                                                                      176,750
                                                                                  -----------
INDUSTRIAL & COMMERCIAL MACHINERY (2.0%)
               2,700 Pentair, Inc................................................      87,075
                                                                                  -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (3.1%)
               7,600 Roper Industries, Inc.......................................     132,050
                                                                                  -----------
MOTION PICTURES (2.7%)
               6,300 Carmike Cinemas, Inc.(a)....................................     115,762
                                                                                  -----------
OIL & GAS EXTRACTION (10.2%)
              43,400 Abacan Resource Corp.(a)....................................       9,496
              33,100 Meridian Resource Corp.(a)..................................     142,744
              11,000 Snyder Oil Corp.............................................     175,312
              18,500 Southern Pacific Petroleum NL(a)............................      37,000
               7,200 Triton Energy Ltd.(a).......................................      71,550
                                                                                  -----------
                                                                                      436,102
                                                                                  -----------
PETROLEUM REFINING & RELATED INDUSTRIES (3.4%)
               6,500 Input/Output, Inc.(a).......................................      51,594
              13,900 Newpark Resources, Inc.(a)..................................      95,563
                                                                                  -----------
                                                                                      147,157
                                                                                  -----------
PRIMARY METAL INDUSTRIES (4.9%)
               5,100 Belden, Inc.................................................      68,531
               8,200 Essex International, Inc.(a)................................     140,425
                                                                                  -----------
                                                                                      208,956
                                                                                  -----------
REAL ESTATE (4.1%)
              10,700 Capital Automotive REIT.....................................     125,056
               6,700 Ocwen Asset Investment Corp.................................      52,344
                                                                                  -----------
                                                                                      177,400
                                                                                  -----------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998

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
                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
RETAIL SALES (5.7%)
              11,700 Petco Animal Supplies, Inc.(a).............................. $   105,300
               5,500 Zale Corp.(a)...............................................     140,937
                                                                                  -----------
                                                                                      246,237
                                                                                  -----------
SOFTWARE (2.9%)
               6,400 Inso Corp.(a)...............................................     122,400
                                                                                  -----------
TEXTILE MILL PRODUCTS (2.7%)
               7,200 Shaw Industries, Inc........................................     117,000
                                                                                  -----------
TOTAL COMMON STOCK (COST $4,918,134)............................................    4,055,652
                                                                                  -----------
                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------

SHORT-TERM HOLDINGS (5.4%)
              15,135 Boston 1784 Institutional U.S. Treasury Money Market Fund... $    15,135
             215,545 Dreyfus Government Cash Management Fund.....................     215,545
                                                                                  -----------
TOTAL SHORT-TERM HOLDINGS (COST $230,680).......................................      230,680
                                                                                  -----------
TOTAL INVESTMENTS (100.0%) (COST $5,148,814)....................................  $ 4,286,332
                                                                                  -----------
                                                                                  -----------

(a) Non-income producing security.

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1998

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
ASSETS:
    Investments (Note 2):
      Investments at cost.......................................................  $   5,148,814
      Net unrealized appreciation (depreciation)................................       (862,482)
                                                                                  -------------
        Total investments at value..............................................      4,286,332
    Interest, dividends and other receivables...................................          4,057
    Receivable for securities sold..............................................          6,713
    Receivable for Fund shares sold.............................................         19,990
    Receivable from Adviser (Note 3)............................................         49,808
    Prepaid expenses............................................................         17,003
                                                                                  -------------
Total assets....................................................................      4,383,903
                                                                                  -------------
LIABILITIES:
    Payable to Administrator (Note 3)...........................................          7,408
    Accrued fees and other expenses.............................................         47,278
                                                                                  -------------
Total liabilities...............................................................         54,686
                                                                                  -------------
NET ASSETS......................................................................  $   4,329,217
                                                                                  -------------
                                                                                  -------------

COMPONENTS OF NET ASSETS:
    Paid in capital.............................................................  $   4,648,529
    Undistributed net investment income (loss)..................................        (19,431)
    Unrealized appreciation (depreciation) on investments.......................       (862,482)
    Accumulated net realized gain (loss)........................................        562,601
                                                                                  -------------
NET ASSETS......................................................................  $   4,329,217
                                                                                  -------------
                                                                                  -------------
SHARES OF BENEFICIAL INTEREST...................................................        280,762
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE).......................  $       15.42
                                                                                  -------------
                                                                                  -------------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998

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--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividend income.................................................................  $        17,202
    Interest income.................................................................            7,887
                                                                                      ---------------
Total investment income.............................................................           25,089
                                                                                      ---------------
EXPENSES:
    Investment advisory (Note 3)....................................................           22,223
    Administration (Note 3).........................................................            7,408
    Transfer Agent (Note 3).........................................................            8,886
    Custody.........................................................................            4,907
    Accounting (Note 3).............................................................           19,000
    Audit...........................................................................            9,535
    Directors.......................................................................              297
    Legal...........................................................................            6,486
    Registration....................................................................            7,742
    Reporting.......................................................................            7,259
    Miscellaneous...................................................................            4,268
                                                                                      ---------------
Total expenses......................................................................           98,011
    Expenses reimbursed and fees waived (Note 3)....................................          (53,491)
                                                                                      ---------------
Net expenses........................................................................           44,520
                                                                                      ---------------
NET INVESTMENT INCOME (LOSS)........................................................          (19,431)
                                                                                      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold....................................          563,193
    Net change in unrealized appreciation (depreciation) on investments.............       (2,138,837)
                                                                                      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..............................       (1,575,644)
                                                                                      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................  $    (1,595,075)
                                                                                      ---------------
                                                                                      ---------------

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

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
                                                 SIX MONTHS
                                                   ENDED
                                               SEPTEMBER 30,         YEAR         NINE MONTHS
                                                    1998            ENDED            ENDED
                                                (UNAUDITED)     MARCH 31, 1998   MARCH 31, 1997
                                               --------------   --------------   --------------
NET ASSETS - Beginning of Period.............  $   7,207,925    $   7,310,193    $  12,257,172
                                               --------------   --------------   --------------
OPERATIONS:
    Net investment income (loss).............        (19,431)         (84,363)         (81,451)
    Net realized gain (loss) on investments
      sold...................................        563,193        1,344,532        1,549,981
    Net change in unrealized appreciation
      (depreciation) on investments..........     (2,138,837)       1,304,798       (1,235,295)
                                               --------------   --------------   --------------
      Net increase (decrease) in net assets
        resulting from operations............     (1,595,075)       2,564,967          233,235
                                               --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (a):
    Sale of shares...........................        189,442        2,446,775           77,336
    Redemption of shares.....................     (1,473,075)      (5,114,010)      (5,257,550)
                                               --------------   --------------   --------------
      Net increase (decrease) from capital
        transactions.........................     (1,283,633)      (2,667,235)      (5,180,214)
                                               --------------   --------------   --------------
      Net increase (decrease)................     (2,878,708)        (102,268)      (4,946,979)
                                               --------------   --------------   --------------
NET ASSETS - End of Period (b)...............  $   4,329,217    $   7,207,925    $   7,310,193
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------
(a)  Shares Issued (Redeemed)
       Sale of shares........................          9,925          138,550            5,429
       Redemption of shares..................        (77,979)        (319,320)        (376,722)
                                               --------------   --------------   --------------
         Net increase (decrease) in shares...  $     (68,054)   $    (180,770)   $    (371,293)
                                               --------------   --------------   --------------
                                               --------------   --------------   --------------
(b)  Includes undistributed net investment
      income (loss) of.......................  $  (19,431.00)   $    --          $    --

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SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
FINANCIAL HIGHLIGHTS

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SELECTED DATA FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD.

                                                SIX MONTHS
                                                   ENDED                     NINE MONTHS
                                               SEPTEMBER 30,   YEAR ENDED       ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                   1998        MARCH 31,      MARCH 31,      JUNE 30,      JUNE 30,      JUNE 30,
                                                (UNAUDITED)       1998          1997           1996          1995          1994
                                               -------------   ----------    -----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period.........     $ 20.66       $ 13.80        $ 13.61       $ 11.33       $ 12.55       $ 14.30
                                               -------------   ----------    -----------    ----------    ----------    ----------
Investment Operations
  Net Investment Income (Loss)...............       (0.07)        (0.24)         (0.15)        (0.32)(a)     (0.03)(a)     (0.09)
  Net Realized and Unrealized Investment Gain
    (Loss) on Investments....................       (5.17)         7.10           0.34          2.60         (0.10)        (0.52)
                                               -------------   ----------    -----------    ----------    ----------    ----------
Total from Investment Operations.............       (5.24)         6.86           0.19          2.28         (0.13)        (0.61)
Distributions from
  Net Realized Gain on Investments...........      --             --            --             --            (1.09)        (1.14)
                                               -------------   ----------    -----------    ----------    ----------    ----------
Net Asset Value, End of Period...............     $ 15.42       $ 20.66        $ 13.80       $ 13.61       $ 11.33       $ 12.55
                                               -------------   ----------    -----------    ----------    ----------    ----------
                                               -------------   ----------    -----------    ----------    ----------    ----------
Total Return.................................      (25.36)%       49.71 %         1.40 %       20.12 %       (1.07)%       (5.14)%
Ratio/Supplementary Data:
Net Assets at End of Period (000's
 omitted)....................................     $ 4,329       $ 7,208        $ 7,310       $12,257       $16,399       $35,470
Ratios to Average Net Assets:
  Expenses...................................        1.50 %(b)     1.93 %         2.00 %(b)     2.00 %        2.00 %        2.01 %
  Expenses excluding reimbursement/waiver....        3.31 %(b)     2.96 %         2.93 %(b)     2.44 %         --           2.17 %
  Net investment income (loss)...............       (0.66)%(b)    (1.29)%        (1.13)%(b)    (1.14)%       (0.23)%       (0.96)%
Average Commission Rate (c)..................     $0.0553       $0.0629        $0.0673       $0.0601          N/A           N/A
Portfolio Turnover Rate......................       44.91 %      100.61 %        95.05 %      157.01 %      115.33 %      168.61 %

------------------------------

(a) Calculated using the weighted average shares outstanding.
(b) Annualized.
(c) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1998

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NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act (the "Act"). The Trust currently has twenty-three active investment portfolios. The Fund is authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. These financial statements relate to Oak Hall-Registered Trademark- Small Cap Contrarian Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992. On February 12, 1998, Oak Hall-Registered Trademark- Equity Fund was renamed Oak Hall-Registered Trademark- Small Cap Contrarian Fund.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Fund:

    SECURITY VALUATION--Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

    FEDERAL TAXES--The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

    EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

    REALIZED GAIN AND LOSS--Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISER--The investment adviser to the Fund is Oak Hall-Registered Trademark- Capital Advisors, L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of its fees, and assumed certain expenses of the Fund, so that total expenses of the Fund would not exceed 1.50% of average net assets. For the six months ended September 30, 1998, fees waived and expenses reimbursed were $22,223 and $31,268, respectively.

    ADMINISTRATOR--The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund. In addition, certain legal expenses may be charged to the Fund by FAdS. For the six months ended September 30, 1998, the amount charged to the Fund was $0.

    TRANSFER AGENT--The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $12,000 plus certain shareholder account fees.

    SHAREHOLDER SERVICE AGENT--The Trust has adopted a shareholder servicing plan with respect to the Fund under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their clients.

    DISTRIBUTOR--Forum Financial Services, Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association Services Dealers, Inc., acts as the Fund's distributor. FFSI receives no compensation for its distribution services.

    OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000 plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $2,473,883 and $3,597,021 respectively, for the six months ended September 30, 1998. Brokerage transactions may be conducted through affiliates of the Adviser. For the six months ended September 30, 1998, $25 was paid to American Securities Corp., an affiliate of the Adviser.

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1998, was $5,148,814 and the net unrealized depreciation of investment securities was $862,482. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $411,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,274,268.

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                                               FORUM FUNDS-REGISTERED TRADEMARK-

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INVESTMENT ADVISER
Oak Hall-Registered Trademark- Capital Advisors, L.P.
122 East 42nd Street--24th Floor
New York, New York 10168
http://www.oakhallfund.com

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

TRUSTEES
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

DISTRIBUTOR
Forum Financial Services, Inc.-Registered Trademark-
Two Portland Square
Portland, Maine 04101

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A
COPY OF THE OAK HALL-REGISTERED TRADEMARK- SMALL CAP CONTRARIAN FUND PROSPECTUS.

                         OAK HALL-REGISTERED TRADEMARK-
                           SMALL CAP CONTRARIAN FUND
                               SEMI-ANNUAL REPORT
                                  (unaudited)

                               September 30, 1998

                                     [LOGO]

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